Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
Carrying amount and classification of the trusts assets and liabilities
		2009		2006		Other
		Automobile		Automobile		Consolidated
		Trust		Trust		Trusts		Total
(dollar amounts in thousands)	December 31, 2013
Assets:
Cash		$8,580		$79,153	$	---		$87,733
Loans and leases		52,286		151,171		---		203,457
Allowance for loan and lease losses		---		(711)		---		(711)
Net loans and leases		52,286		150,460		---		202,746
Accrued income and other assets		235		485		262		982
Total assets		$61,101		$230,098		$262		$291,461

Liabilities:
Other long-term debt	$	---	$	---	$	---	$	---
Accrued interest and other liabilities		---		---		262		262
Total liabilities	$	---	$	---		$262		$262

		2009		2006		Other
		Automobile		Automobile		Consolidated
		Trust		Trust		Trusts		Total
(dollar amounts in thousands)	December 31, 2012
Assets:
Cash		$12,577		$91,113	$	---		$103,690
Loans and leases		142,762		356,162		---		498,924
Allowance for loan and lease losses		---		(2,671)		---		(2,671)
Net loans and leases		142,762		353,491		---		496,253
Accrued income and other assets		617		1,353		288		2,258
Total assets		$155,956		$445,957		$288		$602,201

Liabilities:
Other long-term debt	$	---		$2,086	$	---		$2,086
Accrued interest and other liabilities		---		1		288		289
Total liabilities	$	---		$2,087		$288		$2,375

	December 31, 2013
(dollar amounts in thousands)	Total Assets		Total Liabilities	Maximum Exposure to Loss

2012-1 Automobile Trust	$5,975	$	---	$5,975
2012-2 Automobile Trust	7,396		---	7,396
2011 Automobile Trust	3,040		---	3,040
Tower Hill Securities, Inc.	66,702		65,000	66,702
Trust Preferred Securities	13,764		312,894	---
Low Income Housing Tax Credit Partnerships	317,226		134,604	317,226
Other Investments	56,797		9,772	56,797
Total	$470,900		$522,270	$457,136

	December 31, 2012
(dollar amounts in thousands)	Total Assets		Total Liabilities	Maximum Exposure to Loss

2012-1 Automobile Trust	$12,649	$	---	$12,649
2012-2 Automobile Trust	13,616		---	13,616
2011 Automobile Trust	7,076		---	7,076
Tower Hill Securities, Inc.	87,075		65,000	87,075
Trust Preferred Securities	13,764		312,894	---
Low Income Housing Tax Credit Partnerships	324,419		139,797	324,419
Other Investments	52,604		12,250	52,604
Total	$511,203		$529,941	$497,439

Summary of Outstanding Trust Preferred Securities
			Principal amount of	Investment in
			subordinated note/	unconsolidated
(dollar amounts in thousands)	Rate		debenture issued to trust (1)	subsidiary
Huntington Capital I	0.94	% (2)	$111,816	$6,186
Huntington Capital II	0.87	% (3)	54,593	3,093
Sky Financial Capital Trust III	1.65	% (4)	72,165	2,165
Sky Financial Capital Trust IV	1.65	% (4)	74,320	2,320
Total			$312,894	$13,764

(1)			Represents the principal amount of debentures issued to each trust, including unamortized original issue discount.
(2)			Variable effective rate at December 31, 2013, based on three month LIBOR + 0.70.
(3)			Variable effective rate at December 31, 2013, based on three month LIBOR + 0.625.
(4)			Variable effective rate at December 31, 2013, based on three month LIBOR + 1.40.

Affordable housing tax credit investments
	December 31,	December 31,
(dollar amounts in thousands)	2013	2012
Affordable housing tax credit investments	$484,799	$465,831
Less: amortization	(167,573)	(141,412)
Net affordable housing tax credit investments	$317,226	$324,419

Unfunded commitments	$134,604	$139,797

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Tax credits and other tax benefits recognized	$55,819	$55,558	$41,372

Proportional amortization method
Tax credit amortization expense included in provision for income taxes	32,789	32,337	27,619

Equity method
Tax credit investment losses included in non-interest income	1,176	676	---